Form N-1A Supplement	Jul. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK ETF TRUST
iShares Large Cap Value Active ETF II
(the “Fund”)
Supplement dated March 2, 2026 to the Summary Prospectus, the Prospectus and the Statement of Additional Information (“SAI”) of the Fund, each dated February 8, 2026, as supplemented to date
As of the close of trading on the New York Stock Exchange (“NYSE”) on February 27, 2026, each of iShares Large Cap Value Active ETF, a series of BlackRock ETF Trust (the “Trust”), and CornerCap Fundametrics® Large‑Cap ETF, a series of Advisor Managed Portfolios, was reorganized with and into the Fund (each a “Reorganization” and together the “Reorganizations”).
At a meeting held on November 18, 2025, the Board of Trustees of the Trust approved a change in the name of the Fund to “iShares Large Cap Value Active ETF” following the Reorganizations. Effective immediately, the Fund’s name is changed to iShares Large Cap Value Active ETF, and all references to the Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI are hereby replaced with references to the Fund’s new name.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Large Cap Value Active ETF II
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK ETF TRUST
iShares Large Cap Value Active ETF II
(the “Fund”)
Supplement dated March 2, 2026 to the Summary Prospectus, the Prospectus and the Statement of Additional Information (“SAI”) of the Fund, each dated February 8, 2026, as supplemented to date
As of the close of trading on the New York Stock Exchange (“NYSE”) on February 27, 2026, each of iShares Large Cap Value Active ETF, a series of BlackRock ETF Trust (the “Trust”), and CornerCap Fundametrics® Large‑Cap ETF, a series of Advisor Managed Portfolios, was reorganized with and into the Fund (each a “Reorganization” and together the “Reorganizations”).
At a meeting held on November 18, 2025, the Board of Trustees of the Trust approved a change in the name of the Fund to “iShares Large Cap Value Active ETF” following the Reorganizations. Effective immediately, the Fund’s name is changed to iShares Large Cap Value Active ETF, and all references to the Fund’s prior name in the Fund’s Summary Prospectus, Prospectus and SAI are hereby replaced with references to the Fund’s new name.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.